Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (258,484)	$ (258,529)	$ (406,077)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	711	924	992
Shares issued for services	24,264	39,309	44,223
Changes in non-cash working capital items:
Prepaid expenses and deposits	(627)	(772)	(260)
Interest accrued for note payable	31,604	27,090	21,823
Accounts payable and accrued liabilities	85,344	97,614	28,950
Net cash used in operating activities	(117,188)	(94,364)	(310,349)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayments) borrowings under bank indebtedness	(8,493)	8,153	18,840
Repayments of bank loan		(3,236)	(8,757)
Advances of related party loan	7,874	37,395	41,700
Proceeds from issuance of common stock	130,419	29,265	297,902
Net cash provided by financing activities	129,800	71,577	349,685
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			(662)
Net cash used in investing activities			(662)
FOREIGN CURRENCY TRANSLATION (LOSS) GAIN	(452)	501	(16,388)
NET INCREASE (DECREASE) IN CASH	12,160	(22,286)	22,286
CASH, BEGINNING OF THE YEAR		22,286
CASH, END OF THE YEAR	12,160		22,286
Supplemental cash flow information:
Interest paid	3,083	1,673	2,186
Non-cash financing activities:
Common stock issued to extinguish debt	$ 25,500		$ 43,785